CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	May 04, 2013	Feb. 02, 2013	Nov. 07, 2012	Jan. 28, 2012
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0000
Common stock, shares authorized	180,000,000	180,000,000		1,000
Common stock, shares issued	38,856,251	38,856,251	4,782,609	1,000
Common stock, shares outstanding	38,108,092	37,967,635		1,000